Share Option Plan (Share-based compensation of Eyedentity, Fair Value Assumptions) (Details) (Eyedentity [Member], Stock Options [Member], KRW)	12 Months Ended
Dec. 31, 2012
Eyedentity [Member] | Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	3.43%
Expected life (in years)	4 years
Expected dividend yield	0.00%
Expected volatility	55.95%
Fair value per option at grant date	55,403